SIGNIFICANT ACCOUNTING POLICIES (Changes in the Liability for Product Warranty) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Product warranty period	12 months
Balance	$ 248	$ 229	$ 225
Provision for warranties issued during the year	130	316	221
Reduction for payments and costs to satisfy claims	(123)	(297)	(217)
Balance	$ 255	$ 248	$ 229